LEASE	9 Months Ended
Sep. 30, 2019
LEASE
LEASE

12   LEASE

The Company enters into lease arrangements primarily for data center spaces, office spaces and equipment. The balances of other financing obligations are all derived from build-to-suit leases.

Build-to-suit leases

In January and February 2015 and October 2017, the Company entered into lease agreements with third party developer-lessors for the development, construction and the lease of four brand new buildings (the “Shanghai 3 Lease”, “Shanghai 4 Lease”, “Shanghai 6 Lease” and “Shanghai 7 Lease”) in Shanghai, China. In accordance with ASC 840-40-55, the Company determined that it was the owner of the four buildings during the construction period for financial reporting purposes as it had substantially all of the construction period risks based on the maximum guarantee test (without considering probability that the Company having to make the payments). Accordingly, the Company recorded an asset for the estimated incurred construction costs of the project and a liability for those costs funded by the lessor-developer during the construction period.

The constructions of the buildings in Shanghai 3 Lease, Shanghai 4 Lease and Shanghai 6 Lease by the developer-lessors had completed by December 31, 2018. Upon completion of the construction and commencement of the lease term, the Company assessed and concluded that the arrangements did not qualify for sales recognition under the sale-leaseback accounting guidance, and the Company continued to be the deemed owner of the build-to-suit assets for financial reporting purposes. Accordingly, the Company kept the construction costs of the assets on its balance sheet. In addition, lease payments less the portion considered to be interest expense decrease the financing liability. Upon adoption of ASC 842, the assets and liabilities for these leases recognized under ASC 840 were derecognized and then accounted for as finance leases in accordance with ASC 842 since January 1, 2019.

Upon adoption of ASC 842, the Company determined that it does not control the building in Shanghai 7 Lease during the construction period, and derecognized the related assets and liabilities recognized. The construction of the building in Shanghai 7 Lease completed in the nine-month period ended September 30, 2019, and was recognized as a finance lease in accordance with ASC 842 upon completion of the construction and commencement of the lease term.

In July and August 2018, the Company entered into two lease agreements with a third-party developer-lessor for the development, construction and lease of two brand new buildings (the “Shanghai 12 Lease” and the “Shanghai 13 Lease”) in Shanghai, China. The Company paid deposits for the leases to the developer-lessor. Shanghai 12 Lease has an estimated lease term of 15.7 years commencing upon the delivery of the respective completed building to the Company to November 2035. Shanghai 13 Lease has a lease term of 20 years commencing upon the delivery of the respective completed building to the Company. The buildings will be constructed based on the Company’s specifications and will not include any interior elements, such as electrical wiring, interior walls, ventilation and air conditioning systems, flooring or normal tenant improvements (referred to as cold-shell buildings). Upon completion of constructions and the delivery of the cold-shell buildings, the Company will convert the buildings into data centers. No rent is paid by the Company during the construction of the buildings. All project hard costs are to be paid by the developer-lessors, including site preparation and construction costs. If the Company terminates the agreements before the construction of the buildings are completed, the Company is obligated to reimburse the developer-lessors for costs incurred during the construction period, including but not limited to project application costs, project design fees, ground preparation and levelling costs. Before adoption of ASC 842, the Company determined that it was the owner of the buildings in Shanghai 12 Lease and Shanghai 13 Lease during the construction period for financial reporting purposes in accordance with ASC 840, as it had substantially all of the construction period risks based on the maximum guarantee test (without considering probability that the Company having to make the payments). Accordingly, the Company recorded an asset for the estimated construction costs incurred of the project and a liability for those costs funded by the lessor-developer during the construction period as of December 31, 2018. Upon adoption of ASC 842, the Company determined that it does not control the buildings in Shanghai 12 Lease and Shanghai 13 Lease during the construction period, and derecognized the related assets and liabilities recognized. As of September 30, 2019, these two buildings were still under construction by the developer-lessor.

Hebei equipment lease

In July and September 2019, the Company entered into three lease agreements with a third-party lessor for the leases of certain equipment in Hebei, China, in which the underlying assets needs to be constructed. The lessor purchased these underlying assets prior to the lease commencement for the construction based on the Company’s specifications and supervision. The Company had the right to obtain the partially constructed underlying assets at any point during the construction period by making a payment to the lessor, so the Company concluded that it controls the underlying assets before the lease commencement in accordance with ASC 842-40-55-5. Accordingly, the Company recorded an asset for the estimated incurred construction costs of the equipment and a liability for those costs funded by the lessor during the construction period. Upon completion of the construction, the Company will assess if the arrangement qualifies for sales recognition under the sale-lease back accounting guidance.

The components of lease expense, including both amounts recognized in profit or loss and any amounts capitalized as part of the cost of another asset, are as follows:

Nine-month period
ended September 30,
2019

Finance lease cost:
- Amortization of ROU assets	162,042
- Interest on lease liabilities	220,963
Operating lease cost	75,133
Short-term lease cost	3,278
Total lease expense	461,416

Supplemental cash flow information related to leases is as follows:

Nine-month period
ended September 30,
2019

Cash paid for amounts included in measurement of lease liabilities:
- Operating cash flows from finance leases	(183,416)
- Operating cash flows from operating leases	(70,525)
- Financing cash flows from finance leases	(247,946)

Non-cash information on lease liabilities arising from obtaining ROU assets
- Finance leases	755,070
- Operating leases	9,366

Weighted average remaining lease term and weighted average discount rate for leases are as follows:

As of September
30, 2019

Weighted average remaining lease term (years):
- Finance leases	15.5
- Operating leases	12.7

Weighted average discount rate:
- Finance leases	6.87%
- Operating leases	6.33%

Maturities of lease liabilities were as follows:

	As of September 30, 2019
			Total of finance
	Finance	Other	lease and other	Operating
	lease	financing	financing	lease
	obligations	obligations	obligations	obligations	Total

Within 1 year	395,490	22,109	417,599	88,903	506,502
After 1 year but within 2 years	495,711	19,988	515,699	52,227	567,926
After 2 years but within 3 years	378,251	50,197	428,448	43,404	471,852
After 3 years but within 4 years	391,202	47,730	438,932	41,384	480,316
After 4 years but within 5 years	404,461	45,287	449,748	41,122	490,870
After 5 years	5,752,023	118,022	5,870,045	377,008	6,247,053
Total undiscounted lease payments	7,817,138	303,333	8,120,471	644,048	8,764,519

Less: total future interest	(3,311,134)	(85,784)	(3,396,918)	(200,540)	(3,597,458)
Less: estimated construction costs	—	(39,574)	(39,574)	—	(39,574)

Present value of lease obligations	4,506,004	177,975	4,683,979	443,508	5,127,487
Including:
- Current portion			118,050	63,719	181,769
- Non-current portion			4,565,929	379,789	4,945,718

As of September 30, 2019, the Company has additional leases, primarily for data center buildings, that have not yet commenced with total future lease payments of RMB895,326. These leases are expected to commence between fiscal year 2019 and fiscal year 2020 with lease terms of 1 year to 20 years.

Disclosures related to periods prior to adoption of the New Accounting Standard for Leases

The Company’s finance lease and other financing obligations as of December 31, 2018 are summarized as follows:

	As of December 31, 2018
	Finance lease	Other financing
	obligations	obligations	Total

Within 1 year	352,524	37,150	389,674
After 1 year but within 2 years	453,891	80,276	534,167
After 2 years but within 3 years	286,468	107,497	393,965
After 3 years but within 4 years	282,627	111,616	394,243
After 4 years but within 5 years	292,481	113,667	406,148
After 5 years	3,926,028	1,878,098	5,804,126

Total undiscounted lease payments	5,594,019	2,328,304	7,922,323

Less: total future interest	(2,300,484)	(1,160,108)	(3,460,592)
Less: estimated construction costs	—	(160,506)	(160,506)

Present value of finance lease and other financing obligations	3,293,535	1,007,690	4,301,225
Including:
- Current portion			166,898
- Non-current portion			4,134,327

The weighted average effective interest rate of the Company’s finance and build-to-suit leases was 6.99% as of December 31, 2018.

Future minimum operating lease payments as of December 31, 2018 are summarized as follow:

Twelve-months ending December 31,
2019	95,082
2020	69,541
2021	48,072
2022	41,758
2023	40,952
Thereafter	407,070
Total	702,475

Rental expenses were approximately RMB87,356 for the nine-month period ended September 30, 2018. The Company did not sublease any of its operating leases for the periods presented.